Columbia Integrated Large Cap Growth Fund
First Quarter Report
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Integrated Large Cap Growth Fund, November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.1%
Issuer	Shares	Value ($)
Communication Services 11.9%
Entertainment 0.6%
Netflix, Inc.(a)	11,477	1,234,696
Interactive Media & Services 11.3%
Alphabet, Inc., Class A	12,486	3,997,767
Alphabet, Inc., Class C	36,047	11,539,366
Meta Platforms, Inc., Class A	14,287	9,257,262
Total		24,794,395
Total Communication Services		26,029,091
Consumer Discretionary 14.8%
Automobiles 2.9%
Tesla, Inc.(a)	14,902	6,410,393
Broadline Retail 5.0%
Amazon.com, Inc.(a)	46,843	10,924,724
Hotels, Restaurants & Leisure 4.6%
Booking Holdings, Inc.	604	2,968,473
DoorDash, Inc., Class A(a)	15,115	2,998,363
Expedia Group, Inc.	13,154	3,363,346
Las Vegas Sands Corp.	10,425	710,568
Total		10,040,750
Specialty Retail 2.3%
TJX Companies, Inc. (The)	18,625	2,829,510
Ulta Beauty, Inc.(a)	3,947	2,126,762
Total		4,956,272
Total Consumer Discretionary		32,332,139
Consumer Staples 1.0%
Consumer Staples Distribution & Retail 0.5%
Maplebear, Inc.(a)	17,292	726,437
Sysco Corp.	5,447	415,061
Total		1,141,498
Tobacco 0.5%
Philip Morris International, Inc.	7,020	1,105,510
Total Consumer Staples		2,247,008
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 6.9%
Capital Markets 1.4%
Charles Schwab Corp. (The)	22,514	2,087,723
SEI Investments Co.	11,654	942,343
Total		3,030,066
Consumer Finance 2.3%
American Express Co.	11,114	4,059,611
FirstCash Holdings, Inc.	6,516	1,032,199
Total		5,091,810
Financial Services 1.0%
MasterCard, Inc., Class A	2,574	1,417,064
PayPal Holdings, Inc.	12,045	755,101
Total		2,172,165
Insurance 2.2%
Everest Group Ltd.	1,540	484,007
Progressive Corp. (The)	9,701	2,219,492
RenaissanceRe Holdings Ltd.	8,060	2,105,030
Total		4,808,529
Total Financials		15,102,570
Health Care 7.2%
Biotechnology 2.6%
Incyte Corp.(a)	9,981	1,042,615
Insmed, Inc.(a)	3,765	782,254
Neurocrine Biosciences, Inc.(a)	5,036	766,278
Vertex Pharmaceuticals, Inc.(a)	7,220	3,130,664
Total		5,721,811
Health Care Providers & Services 2.4%
Cardinal Health, Inc.	5,380	1,141,959
Cigna Group (The)	4,440	1,231,123
McKesson Corp.	3,330	2,934,130
Total		5,307,212
Pharmaceuticals 2.2%
Eli Lilly & Co.	4,336	4,663,238
Total Health Care		15,692,261

Columbia Integrated Large Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Columbia Integrated Large Cap Growth Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 6.1%
Commercial Services & Supplies 1.1%
Rollins, Inc.	39,448	2,425,263
Construction & Engineering 0.9%
EMCOR Group, Inc.	3,332	2,049,413
Electrical Equipment 1.5%
GE Vernova, Inc.	5,389	3,232,161
Ground Transportation 1.8%
Uber Technologies, Inc.(a)	43,886	3,841,780
Machinery 0.3%
Cummins, Inc.	1,541	767,387
Professional Services 0.5%
Genpact Ltd.	12,748	561,677
Paylocity Holding Corp.(a)	3,657	538,786
Total		1,100,463
Total Industrials		13,416,467
Information Technology 48.9%
Communications Equipment 2.5%
Arista Networks, Inc.(a)	25,057	3,274,448
Motorola Solutions, Inc.	6,016	2,223,995
Total		5,498,443
IT Services 0.8%
EPAM Systems, Inc.(a)	8,942	1,672,154
Semiconductors & Semiconductor Equipment 20.1%
Advanced Micro Devices, Inc.(a)	14,866	3,233,801
Astera Labs, Inc.(a)	3,475	547,556
Broadcom, Inc.	39,256	15,818,598
Credo Technology Group Holding Ltd.(a)	6,371	1,131,489
NVIDIA Corp.	127,743	22,610,511
QUALCOMM, Inc.	4,540	763,129
Total		44,105,084
Software 16.7%
Adobe, Inc.(a)	11,067	3,542,879
Atlassian Corp., Class A(a)	8,165	1,220,831
Dynatrace, Inc.(a)	41,389	1,844,294
HubSpot, Inc.(a)	3,799	1,395,449
Common Stocks (continued)
Issuer	Shares	Value ($)
Microsoft Corp.	31,900	15,695,119
Nutanix, Inc., Class A(a)	7,754	370,641
Palantir Technologies, Inc., Class A(a)	26,495	4,463,083
Salesforce, Inc.	12,025	2,772,243
ServiceNow, Inc.(a)	1,622	1,317,729
Workday, Inc., Class A(a)	8,833	1,904,571
Zscaler, Inc.(a)	7,846	1,973,269
Total		36,500,108
Technology Hardware, Storage & Peripherals 8.8%
Apple, Inc.	61,820	17,238,507
Dell Technologies, Inc.	6,013	801,834
Pure Storage, Inc., Class A(a)	13,714	1,219,997
Total		19,260,338
Total Information Technology		107,036,127
Materials 0.9%
Metals & Mining 0.9%
Coeur Mining, Inc.(a)	111,980	1,933,895
Total Materials		1,933,895
Utilities 1.4%
Electric Utilities 1.2%
NRG Energy, Inc.	14,641	2,481,503
Independent Power and Renewable Electricity Producers 0.2%
Vistra Corp.	2,650	473,979
Total Utilities		2,955,482
Total Common Stocks (Cost $94,202,631)		216,745,040

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.061%(b),(c)	2,271,841	2,271,159
Total Money Market Funds (Cost $2,270,991)		2,271,159
Total Investments in Securities (Cost: $96,473,622)		219,016,199
Other Assets & Liabilities, Net		(198,046)
Net Assets		218,818,153
Columbia Integrated Large Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Columbia Integrated Large Cap Growth Fund, November 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.061%
	4,987,927	5,226,191	(7,943,015)	56	2,271,159	(53)	32,236	2,271,841
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Fund reorganization
At a meeting held on September 5, 2025, the Board of Trustees of Columbia Funds Series Trust II approved an Agreement and Plan of Reorganization pursuant to which the Fund will transfer all of its assets and liabilities to Columbia Large Cap Growth ETF (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). The Reorganization does not require shareholder approval and is expected to close on or about March 16, 2026.

Columbia Integrated Large Cap Growth Fund  | 2025

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